Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings (Loss) Per Share (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net Income (loss) attributable to common shareholders	$ 2,491	$ (1,190)
Net Income (loss) used in computation of basic and diluted earnings (loss) per share	$ 2,491	$ (1,190)
Denominator
Weighted average number of common shares for computation of basic earnings (loss) per share	134,803,542	78,248,192
Dilutive effect of warrants	38,378,288
Dilutive effect of options	3,607,331
Weighted average number of common shares for computation of diluted earnings (loss) per share	176,789,161	78,248,192